DERIVATIVE LIABILITIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2022
Expected average volatility, Minimum	191.00%
Expected average volatility, Maximum	335.00%
Risk-free interest rate, Minimum	3.74%
Term, maximum	1 year
Term, minimum	5 years 6 months 3 days
Risk-free interest rate, Maximum	4.08%
Minimum [Member]
Term		3 days	7 months 6 days
Maximum [Member]
Term		1 year 1 month 13 days	1 year
Fair Values Derivative Liabilities [Member]
Expected average volatility, Minimum	95.00%	0.00%
Expected average volatility, Maximum	334.00%	304.00%
Expected dividend yield	$ 0	$ 0
Risk-free interest rate, Minimum	3.68%	3.96%
Term, maximum	1 year	1 year 1 month 13 days
Term, minimum	18 days	3 days
Risk-free interest rate, Maximum	4.31%	5.39%
Measurement Input, Price Volatility [Member]
Derivative liability measurement input				0
Measurement Input, Price Volatility [Member] | Minimum [Member]
Expected average volatility		0.00%	262.00%
Derivative liability measurement input			262
Measurement Input, Price Volatility [Member] | Maximum [Member]
Expected average volatility		304.00%	365.00%
Derivative liability measurement input			365
Measurement Input, Risk Free Interest Rate [Member]
Derivative liability measurement input				0.00
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Risk-free interest rate		3.96%	4.79%
Derivative liability measurement input			4.79
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Risk-free interest rate		5.39%	5.46%
Derivative liability measurement input			5.46